Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Registrant Name	SEALSQ Corp
Entity Central Index Key	0001951222
Entity Incorporation, State or Country Code	D8
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Craigmuir Chambers, Road Town
Entity Address, City or Town	Tortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	1110
Country Region	41
City Area Code	22
Local Phone Number	594-3000
Contact Personnel Name	Peter Ward